Cover Page	Oct. 16, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	INTERNATIONAL SPEEDWAY CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	000-02384
Entity Tax Identification Number	59-0709342
Entity Address, Address Line One	One Daytona Boulevard,
Entity Address, City or Town	Daytona Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	254-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock - $.01 par value
Trading Symbol	ISCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000051548
Amendment Flag	false